Related Party Transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017 [1]
Intel Capital Corporation (''Intel") and its affiliates [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A substantial shareholder of the Group but exited from the mobile chipset activities.	Intel was a shareholder.
Qualcomm Global Trading PTE. Ltd (''Qualcomm'') and its affiliates [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A substantial shareholder of the Group. [2]	Qualcomm was a shareholder.

[1]	Upon the consummation of the Merger, both entities ceased to be the shareholders of the Group.
[2]	Upon the consummation of the Merger, the entity ceased to be a substantial shareholder of the Group.